REVENUES	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
REVENUES

NOTE 25 — REVENUES

The breakdown of revenues for the years ended December 31, 2024, 2023 and 2022 are shown below. The revenue is disaggregated into the categories the Company believes depict how and the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic factors.

	Years Ended December 31,
	2024	2023	2022
Campus Revenue
– Sale of goods	$-	$2,558,933	$2,527,590
– Rendering of services	-	1,892,451	2,110,531
Campus sub-total	-	4,451,384	4,638,121
Education Revenue
– Digital	5,381,488	8,373,848	8,011,319
– In-Person	2,531,230	10,237,522	5,544,176
Education sub-total	7,912,718	18,611,370	13,555,495
Total Revenue	$7,912,718	$23,062,754	$18,193,616

Digital education platform and multi-part documentaries is derived from online workshops, training programs, assessments, courses, accreditations certifications, licenses, and documentaries provided by both the Company itself and by partners, as well as memberships. Revenue is derived, and performance obligations are fulfilled, over the course of delivery of the product or service, which may be at the time of sale or may be monthly for up to twelve months.

In person education courses is derived from classes, workshops, training programs and conferences that are delivered in person at the Company’s campuses or third-party venues. Revenue is derived, and performance obligations are fulfilled, at the time of delivering the event or over the course of delivery of the product or services. The company is compensated by way of course fees as displayed at events or online.

Sales of goods — retail is derived by the Company’s campus businesses and includes food and beverage, spa products, merchandise, and ancillary products. Revenue is derived, and performance obligations are fulfilled, at the point in time of providing the goods; in the case of food and beverage delivered as part of a pre-paid accommodation package, revenue is recognized daily over the time of guests’ duration of stay. This stream of revenue is discontinued after the ERL spin off from October 2023.

Service revenue is derived by the Company’s campus businesses and includes accommodation, spa, conferences and events, and memberships. Revenue is derived, and performance obligations are fulfilled, at the time of providing the services; in the case of accommodation as part of a pre-paid booking, revenue is recognized daily over the time of guests’ duration of stay, and for memberships revenue is recognized monthly over the course of delivery of the product or service which may be up to twelve months. The revenue from campus business is discontinued after the ERL spin off from October 2023.